Equity - Schedule of Total Share-based Payment Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Total expenses	$ 682		$ 27	$ 25
Research and Development [Member]
Total expenses	108
General and Administrative [Member]
Total expenses	$ 574